Leases - Lease liability maturity analysis (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 656	£ 1,071
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	112
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	86
Two to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	66
Three to four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	57
Four to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	52
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	199
Greater than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 84